Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Total Revenue	$ 708,288	$ 719,409	$ 3,529,333	$ 1,251,692	$ 3,677,896	$ 2,648,322
Professional services (over time)
Disaggregation of Revenue
Total Revenue	645,788	669,409	3,404,333	1,151,692	3,477,896	2,498,322
License fees (over time)
Disaggregation of Revenue
Total Revenue	$ 62,500	$ 50,000	$ 125,000	$ 100,000	$ 200,000	$ 150,000